Note 17 - Intangible assets - Goodwill - Breakdown by CGU and Changes of the year - Reconciliation Of Changes In Goodwill (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
United States [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	€ 3,846,000,000	€ 5,066,000,000
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	58,000,000	98,000,000
Impairment Loss Recognised In Profit Or Loss Goodwill	(2,084,000,000)	(1,318,000,000)
Additional Recognition Goodwill	0	0
Goodwill At The End Of The Period	1,820,000,000	3,846,000,000
Turkey [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	346,000,000	382,000,000
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(45,000,000)	(36,000,000)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill At The End Of The Period	301,000,000	346,000,000
Mexico [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	550,000,000	519,000,000
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(100,000,000)	31,000,000
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill At The End Of The Period	450,000,000	550,000,000
Colombia [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	164,000,000	161,000,000
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(21,000,000)	3,000,000
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill At The End Of The Period	143,000,000	164,000,000
Chile [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	27,000,000	29,000,000
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(2,000,000)	(2,000,000)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill At The End Of The Period	25,000,000	27,000,000
Rest [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	22,000,000	23,000,000
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(1,000,000)	(1,000,000)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill At The End Of The Period	21,000,000	22,000,000
Total
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	4,955,000,000	6,180,000,000
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(111,000,000)	93,000,000
Impairment Loss Recognised In Profit Or Loss Goodwill	(2,084,000,000)	(1,318,000,000)
Additional Recognition Goodwill	0	0
Goodwill At The End Of The Period	€ 2,760,000,000	€ 4,955,000,000